Borrowings (Details) - USD ($)						1 Months Ended				12 Months Ended
	Nov. 20, 2029	Jul. 06, 2029	Nov. 30, 2024	Aug. 31, 2024	Jul. 23, 2021	Jul. 31, 2025	Jun. 30, 2025	Nov. 30, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 06, 2027	Nov. 30, 2025	Apr. 15, 2024	Apr. 30, 2023
Borrowings [line items]
Interest expense										$ 106,600,000
Proceeds from issuance of convertible notes								$ 15,000,000	$ 15,000,000
Interest rate															6.00%
Maturity date										July 21, 2025
Equity component of convertible notes, converted											$ 111,495,000
Repayment of principal borrowings										$ 147,854,000	14,932,000
Aggregate principal amount						$ 15,000,000				1,000	$ 74,800,000
Issuance of shares during the period (in Shares)						2,036,383					1,086,070
Unamortized discount											$ 93,000	382,000
Paid cash											16,600,000
Loss on extinguishment of convertible senior notes										(60,403,000)	(8,172,000)
Cash consideration
Unamortized discount											65,200,000
Convertible notes										44,200,000
Unamortized debt discount										$ 201,300,000
Class A ordinary shares [Member]
Borrowings [line items]
Debt conversion price (in Dollars per share)										$ 127.9743				$ 56.2635		$ 7.366
Equity component of convertible notes, converted											1,000
Aggregate principal amount				$ 14,400,000						$ 75,700,000	8,000,000
Issuance of shares during the period (in Shares)				1,968,760
Issued ordinary shares											9,160,220
Direct offering ordinary shares (in Shares)										10,661,140
Short-term borrowings [member]
Borrowings [line items]
Interest expense											14,300,000	$ 2,500,000
Promissory Note [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes					$ 30,000,000
Interest rate										8.00%
Maturity date										July 23, 2023
Debt conversion price (in Dollars per share)										$ 0.0632
Equity component of convertible notes, converted										$ 683,000,000
Repayment of principal borrowings										7,000,000
Gain recognized from modification of convertible debt										481,000,000
Promissory Note [Member] | Class A ordinary shares [Member]
Borrowings [line items]
Debt conversion price (in Dollars per share)			$ 7.366					$ 7.366	$ 7.366							$ 0.0632
Aggregate principal amount			$ 8,000,000					$ 8,000,000	$ 8,000,000
August 2024 convertible senior notes [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes				$ 172,500,000
Interest rate				8.50%
Maturity date				August 15, 2029
Debt conversion price (in Dollars per share)				$ 117.0207
Aggregate principal amount				$ 1,000,000						7,700,000
Loss on extinguishment of convertible senior notes										16,200,000
Cash consideration										36,100,000
August 2024 convertible senior notes [Member] | Class A ordinary shares [Member]
Borrowings [line items]
Aggregate principal amount										$ 985,400
Issuance of shares during the period (in Shares)										8,093,427
November 2024 Convertible Senior Notes [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes			$ 400,000,000
Interest rate			5.25%					5.25%
Maturity date			December 1, 2029
Aggregate principal amount			$ 1,000,000					$ 1,000,000		$ 200,000,000
Cash consideration										119,300,000
Unamortized discount										106,400,000	$ 239,300,000
November 2024 Convertible Senior Notes [Member] | Class A ordinary shares [Member]
Borrowings [line items]
Debt conversion price (in Dollars per share)			$ 62.7126					$ 62.7126
June 2025 Convertible Senior Notes [Member]
Borrowings [line items]
Proceeds from issuance of convertible notes							$ 375,000,000
Interest rate							4.875%
Debt conversion price (in Dollars per share)							$ 62.9921
Aggregate principal amount							$ 1,000,000
Unamortized discount										$ 214,600,000
November 2025 convertible senior notes [Member[
Borrowings [line items]
Interest rate														4.00%
Aggregate principal amount														$ 400,000,000
November 2025 convertible senior notes [Member[ | Class A ordinary shares [Member]
Borrowings [line items]
Aggregate principal amount														$ 1,000,000
Forecast [Member]
Borrowings [line items]
Aggregate principal amount	$ 1,000,000
Repurchased price percentage	100.00%
Forecast [Member] | November 2024 Convertible Senior Notes [Member]
Borrowings [line items]
Aggregate principal amount													$ 1,000,000
Repurchased price percentage		100.00%
Forecast [Member] | June 2025 Convertible Senior Notes [Member]
Borrowings [line items]
Aggregate principal amount		$ 1,000,000
Repurchased price percentage		100.00%